Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement
John Hancock Variable Insurance Trust (the Trust)
Science & Technology Trust (the fund)
Supplement dated October 1, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.
At a special meeting of shareholders of the fund held on October 1, 2024, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on October 1, 2024 (the Effective Date).
Accordingly, as of the Effective Date, the following disclosure is added as the final paragraph of the fund’s “Principal investment strategies” in the “Fund summary” section:
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Additionally, as of the Effective Date, the following risk is added to the fund’s “Principal risks” in the “Fund summary” section:
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Science & Technology Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement
John Hancock Variable Insurance Trust (the Trust)
Science & Technology Trust (the fund)
Supplement dated October 1, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.
At a special meeting of shareholders of the fund held on October 1, 2024, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on October 1, 2024 (the Effective Date).
Accordingly, as of the Effective Date, the following disclosure is added as the final paragraph of the fund’s “Principal investment strategies” in the “Fund summary” section:
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Additionally, as of the Effective Date, the following risk is added to the fund’s “Principal risks” in the “Fund summary” section:
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Science & Technology Trust | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.